CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Goodwill and intangible assets with indefinite useful lives	€ 29,176	€ 31,986
Other intangible assets	15,709	22,379
Property, plant and equipment	42,958	45,011
Equity method investments	7,276	9,100
Non-current financial assets	1,794	3,294
Other non-current assets and prepaid expenses	11,125	9,661
Deferred tax assets	6,383	4,371
Non-current tax receivables	194	227
Total Non-current assets	114,615	126,029
Inventories	22,153	20,861
Assets sold with a buy-back commitment	3,616	1,938
Trade receivables	5,662	5,506
Current tax receivables	1,199	1,411
Other current assets and prepaid expenses	15,770	12,973
Current financial assets	1,987	3,872
Cash and cash equivalents	30,146	34,100
Assets held for sale	5	917
Total Current assets	80,538	81,578
Total Assets	195,153	207,607
Equity
Equity attributable to owners of the parent	53,551	81,692
Non-controlling interests	450	423
Total Equity	54,001	82,115
Liabilities
Long-term debt	31,826	25,028
Other non-current financial liabilities	7	15
Other non-current liabilities	5,475	5,980
Non-current provisions	18,596	8,860
Employee benefits liabilities	4,795	5,441
Non-current tax liabilities	420	475
Deferred tax liabilities	1,294	4,507
Total Non-current liabilities	62,413	50,306
Short-term debt and current portion of long-term debt	14,121	12,199
Current provisions	14,317	14,220
Employee benefit liabilities	517	583
Trade payables	29,999	29,684
Current tax liabilities	491	475
Other liabilities	19,265	17,558
Other current financial liabilities	29	9
Liabilities held for sale	0	458
Total Current liabilities	78,739	75,186
Total Equity and liabilities	€ 195,153	€ 207,607